American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
April 30, 2023

Strategic Allocation: Conservative - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 36.2%
American Century Diversified Corporate Bond ETF	389,060	18,083,509
American Century Emerging Markets Bond ETF	155,611	5,909,328
American Century Focused Dynamic Growth ETF(2)	60,032	3,480,721
American Century Focused Large Cap Value ETF	99,440	5,944,941
American Century Multisector Income ETF	351,777	15,412,441
American Century Quality Diversified International ETF	238,966	10,638,575
American Century Short Duration Strategic Income ETF	31,790	1,629,908
American Century STOXX U.S. Quality Growth ETF	175,659	11,235,150
American Century STOXX U.S. Quality Value ETF	446,533	21,390,851
Avantis International Equity ETF(3)	193,471	11,314,184
Avantis International Small Cap Value ETF	30,148	1,799,534
Avantis U.S. Equity ETF	187,778	13,367,916
Avantis U.S. Small Cap Value ETF	32,550	2,373,546
TOTAL AFFILIATED FUNDS (Cost $109,931,546)		122,580,604
U.S. TREASURY SECURITIES — 19.1%
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	1,115,117
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	997,412
U.S. Treasury Bonds, 2.00%, 11/15/41	1,350,000	1,023,522
U.S. Treasury Bonds, 2.375%, 2/15/42	7,000,000	5,651,953
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	383,918
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,363,652
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	524,883
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	742,953
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	684,766
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,473,800	2,488,935
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	447,534	462,693
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	665,690	576,683
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	654,255	548,992
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,513,263	2,973,428
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	623,135	535,683
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	808,857	554,014
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	11,086,075	10,810,322
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,521,026	2,451,460
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,716,995	4,553,288
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	249,082	239,761
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	3,484,185	3,312,737
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	4,268,705	4,114,479
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,978,575	2,915,733
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	7,015,740	6,515,444
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	3,239,531	2,947,304
U.S. Treasury Notes, 2.25%, 8/15/27	300,000	284,514
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	1,031,445
U.S. Treasury Notes, 1.875%, 2/15/32(4)	4,200,000	3,712,898
U.S. Treasury Notes, VRN, 5.16%, (3-month USBMMY plus 0.03%), 7/31/23	1,000,000	999,566
TOTAL U.S. TREASURY SECURITIES (Cost $71,016,081)		64,517,555

COMMON STOCKS — 18.8%
Aerospace and Defense — 0.3%
Airbus SE	1,111	155,578
CAE, Inc.(2)	4,786	107,706
Curtiss-Wright Corp.	1,126	191,228
HEICO Corp.	1,001	168,809
Hensoldt AG	521	19,540
Huntington Ingalls Industries, Inc.	948	191,174
Lockheed Martin Corp.	382	177,420
Mercury Systems, Inc.(2)	470	22,405
QinetiQ Group PLC	1,922	8,981
		1,042,841
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	196	14,741
Cia de Distribucion Integral Logista Holdings SA	697	18,928
GXO Logistics, Inc.(2)	337	17,905
United Parcel Service, Inc., Class B	712	128,025
		179,599
Automobile Components — 0.4%
Aptiv PLC(2)	2,984	306,934
BorgWarner, Inc.	4,455	214,419
CIE Automotive SA	582	17,550
Cie Generale des Etablissements Michelin SCA	3,487	111,053
Continental AG	2,857	200,468
Fox Factory Holding Corp.(2)	241	26,720
Gentherm, Inc.(2)	240	14,316
Hyundai Mobis Co. Ltd.	979	159,440
Linamar Corp.	3,342	158,855
Nifco, Inc.	700	20,132
Stanley Electric Co. Ltd.	500	11,279
		1,241,166
Automobiles — 0.3%
Bayerische Motoren Werke AG	2,222	249,051
Ferrari NV	668	186,137
Mercedes-Benz Group AG	4,427	345,244
Tesla, Inc.(2)	715	117,482
		897,914
Banks — 0.8%
AIB Group PLC	5,434	23,369
Banco Bradesco SA	83,174	205,442
Banco do Brasil SA	18,900	161,990
Bank Central Asia Tbk PT	354,800	219,568
Bank of America Corp.	4,675	136,884
Barclays PLC	103,686	208,866
BNP Paribas SA	2,451	158,367
BPER Banca	5,504	15,459
Capitol Federal Financial, Inc.	6,604	40,945
Comerica, Inc.	170	7,373
Commerce Bancshares, Inc.	248	13,851
First Hawaiian, Inc.	8,032	153,492
Fukuoka Financial Group, Inc.	700	13,185
HDFC Bank Ltd., ADR	2,577	179,875
HSBC Holdings PLC	27,600	197,990
JPMorgan Chase & Co.	1,621	224,087

Jyske Bank A/S(2)	357	26,102
Prosperity Bancshares, Inc.	2,348	147,032
Regions Financial Corp.	3,757	68,603
Standard Chartered PLC (London)	14,295	113,261
Truist Financial Corp.	5,390	175,606
U.S. Bancorp	2,891	99,103
UniCredit SpA	1,487	29,466
Westamerica Bancorporation	1,108	44,885
		2,664,801
Beverages — 0.2%
Celsius Holdings, Inc.(2)(3)	2,101	200,793
Duckhorn Portfolio, Inc.(2)	1,565	23,631
MGP Ingredients, Inc.	294	29,012
PepsiCo, Inc.	1,355	258,656
		512,092
Biotechnology — 0.4%
AbbVie, Inc.	1,155	174,544
ADMA Biologics, Inc.(2)	1,723	5,772
Amgen, Inc.	425	101,889
Apellis Pharmaceuticals, Inc.(2)(3)	259	21,608
Arcus Biosciences, Inc.(2)	124	2,213
Arcutis Biotherapeutics, Inc.(2)	564	7,806
Biohaven Ltd.(2)	479	6,265
Blueprint Medicines Corp.(2)	224	11,435
Celldex Therapeutics, Inc.(2)	179	5,628
Centessa Pharmaceuticals PLC, ADR(2)(3)	719	3,394
Cerevel Therapeutics Holdings, Inc.(2)(3)	288	8,364
CSL Ltd.	1,047	209,020
Cytokinetics, Inc.(2)	5,233	195,714
Halozyme Therapeutics, Inc.(2)	476	15,294
Insmed, Inc.(2)	640	12,480
Intellia Therapeutics, Inc.(2)	127	4,794
IVERIC bio, Inc.(2)	3,374	110,971
Karuna Therapeutics, Inc.(2)	97	19,249
Keros Therapeutics, Inc.(2)	125	5,544
Kymera Therapeutics, Inc.(2)	111	3,501
Madrigal Pharmaceuticals, Inc.(2)	32	9,984
Mineralys Therapeutics, Inc.(2)	457	6,147
Natera, Inc.(2)	486	24,650
Neurocrine Biosciences, Inc.(2)	1,834	185,307
Prometheus Biosciences, Inc.(2)	110	21,335
Relay Therapeutics, Inc.(2)	236	2,683
Sarepta Therapeutics, Inc.(2)	2,003	245,908
Vertex Pharmaceuticals, Inc.(2)	180	61,331
Vitrolife AB(3)	613	13,802
		1,496,632
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.(2)	14,300	151,203
Amazon.com, Inc.(2)	3,021	318,564
B&M European Value Retail SA	2,629	15,871
Etsy, Inc.(2)	451	45,565
Isetan Mitsukoshi Holdings Ltd.(3)	1,600	17,665
JD.com, Inc., Class A	5,323	95,004
Ollie's Bargain Outlet Holdings, Inc.(2)	359	23,425
		667,297

Building Products — 0.3%
AZEK Co., Inc.(2)	934	25,349
Cie de Saint-Gobain	5,790	335,210
JELD-WEN Holding, Inc.(2)	1,601	20,461
Johnson Controls International PLC	2,660	159,174
Masco Corp.	1,351	72,292
Trane Technologies PLC	1,300	241,553
Trex Co., Inc.(2)	337	18,421
		872,460
Capital Markets — 0.7%
Ameriprise Financial, Inc.	463	141,271
Ares Management Corp., Class A	2,279	199,618
Avanza Bank Holding AB(3)	410	8,724
Bank of New York Mellon Corp.	7,046	300,089
BlackRock, Inc.	170	114,104
Charles Schwab Corp.	2,157	112,682
Hamilton Lane, Inc., Class A	352	25,935
Intercontinental Exchange, Inc.	699	76,142
Intermediate Capital Group PLC	574	9,425
London Stock Exchange Group PLC	1,864	195,707
LPL Financial Holdings, Inc.	579	120,918
M&A Capital Partners Co. Ltd.(2)	300	8,475
Man Group PLC	4,914	14,054
Morgan Stanley	2,833	254,885
MSCI, Inc.	452	218,067
Northern Trust Corp.	4,535	354,456
S&P Global, Inc.	242	87,744
T. Rowe Price Group, Inc.	1,897	213,090
		2,455,386
Chemicals — 0.4%
Air Liquide SA	1,081	194,461
Air Products & Chemicals, Inc.	310	91,252
Akzo Nobel NV	2,313	191,883
Avient Corp.	3,106	119,612
Axalta Coating Systems Ltd.(2)	2,651	83,692
Diversey Holdings Ltd.(2)	2,790	22,683
DSM-Firmenich AG(2)	1,517	198,517
Ecolab, Inc.	392	65,793
Element Solutions, Inc.	8,132	147,596
Linde PLC	601	222,040
Perimeter Solutions SA(2)	1,784	13,344
Sika AG	444	122,643
Tokyo Ohka Kogyo Co. Ltd.	400	20,881
		1,494,397
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(2)	292	42,387
Driven Brands Holdings, Inc.(2)	1,369	42,028
Elis SA	1,548	30,749
GFL Environmental, Inc.	3,448	125,162
Healthcare Services Group, Inc.	1,763	27,521
Rentokil Initial PLC	12,121	96,498
Republic Services, Inc.	2,087	301,822
SPIE SA	928	28,966
		695,133

Communications Equipment — 0.2%
Arista Networks, Inc.(2)	1,696	271,631
Ciena Corp.(2)	250	11,510
Cisco Systems, Inc.	5,654	267,151
F5, Inc.(2)	1,144	153,708
Juniper Networks, Inc.	3,351	101,033
		805,033
Construction and Engineering — 0.1%
Balfour Beatty PLC	4,961	23,908
Construction Partners, Inc., Class A(2)	741	19,221
Eiffage SA	1,427	169,847
Vinci SA(3)	1,177	145,585
		358,561
Construction Materials†
Eagle Materials, Inc.	95	14,080
Summit Materials, Inc., Class A(2)	663	18,173
		32,253
Consumer Finance†
American Express Co.	481	77,604
LendingTree, Inc.(2)	336	8,007
		85,611
Consumer Staples Distribution & Retail — 0.4%
BJ's Wholesale Club Holdings, Inc.(2)	209	15,961
Costco Wholesale Corp.	185	93,096
CP ALL PCL	64,200	121,445
Dollar Tree, Inc.(2)	1,745	268,224
Grocery Outlet Holding Corp.(2)	660	19,655
Koninklijke Ahold Delhaize NV	8,389	288,453
Kroger Co.	2,046	99,497
MatsukiyoCocokara & Co.	300	16,065
Sysco Corp.	2,112	162,075
Target Corp.	698	110,109
		1,194,580
Containers and Packaging — 0.3%
Amcor PLC	17,182	188,487
AptarGroup, Inc.	119	14,103
Avery Dennison Corp.	1,024	178,667
Ball Corp.	1,385	73,654
Graphic Packaging Holding Co.	1,138	28,063
Huhtamaki Oyj(3)	346	12,472
O-I Glass, Inc.(2)	775	17,414
Packaging Corp. of America	1,888	255,371
Smurfit Kappa Group PLC	6,370	236,003
Sonoco Products Co.	1,202	72,865
Verallia SA	308	12,502
		1,089,601
Distributors†
D'ieteren Group	143	26,925
LKQ Corp.	1,302	75,165
		102,090
Diversified Consumer Services†
European Wax Center, Inc., Class A(2)	1,123	21,157
IDP Education Ltd.	988	18,562
		39,719

Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	2,633	65,167
Land Securities Group PLC	8,029	68,133
Stockland	4,192	12,426
WP Carey, Inc.	1,091	80,952
		226,678
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	4,237	178,395
IHS Holding Ltd.(2)	2,581	24,907
Internet Initiative Japan, Inc.	1,200	24,833
Verizon Communications, Inc.	5,011	194,577
		422,712
Electric Utilities — 0.4%
Duke Energy Corp.	1,833	181,247
Edison International	4,701	345,994
Evergy, Inc.	1,780	110,556
Eversource Energy	860	66,745
Iberdrola SA	14,679	190,212
IDACORP, Inc.	196	21,779
NextEra Energy, Inc.	3,826	293,186
Pinnacle West Capital Corp.	1,481	116,199
		1,325,918
Electrical Equipment — 0.5%
AMETEK, Inc.	1,523	210,067
Eaton Corp. PLC	1,197	200,043
Emerson Electric Co.	2,975	247,699
Generac Holdings, Inc.(2)	200	20,444
Hexatronic Group AB(3)	9	76
Legrand SA	641	60,673
Nexans SA	75	6,453
nVent Electric PLC	2,693	112,918
Plug Power, Inc.(2)	1,781	16,082
Regal Rexnord Corp.	1,320	171,811
Schneider Electric SE	1,679	292,804
Sensata Technologies Holding PLC	551	23,941
Signify NV	4,874	162,774
		1,525,785
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	760	128,888
Cognex Corp.	3,127	149,127
Corning, Inc.	2,144	71,224
Hexagon AB, B Shares	11,025	126,233
Jabil, Inc.	205	16,021
Jenoptik AG	349	11,140
Keyence Corp.	400	180,383
Keysight Technologies, Inc.(2)	2,233	322,981
Littelfuse, Inc.	39	9,447
National Instruments Corp.	499	29,057
Sesa SpA	36	4,412
Spectris PLC	339	16,054
Taiyo Yuden Co. Ltd.	500	15,309
TE Connectivity Ltd.	1,269	155,288
		1,235,564
Energy Equipment and Services — 0.2%
Aker Solutions ASA	4,005	14,295

Baker Hughes Co.	5,968	174,504
Expro Group Holdings NV(2)	1,189	23,649
Schlumberger NV	6,284	310,115
TGS ASA	494	7,747
Transocean Ltd.(2)	2,334	13,771
Weatherford International PLC(2)	565	36,516
		580,597
Entertainment — 0.2%
Electronic Arts, Inc.	1,115	141,917
Liberty Media Corp.-Liberty Formula One, Class C(2)	389	28,082
Spotify Technology SA(2)	1,213	162,057
Take-Two Interactive Software, Inc.(2)	523	65,004
Universal Music Group NV	3,367	73,560
Walt Disney Co.(2)	1,071	109,777
		580,397
Financial Services — 0.2%
Adyen NV(2)	100	160,685
Mastercard, Inc., Class A	485	184,314
Shift4 Payments, Inc., Class A(2)	287	19,450
Visa, Inc., Class A	1,231	286,491
		650,940
Food Products — 0.4%
a2 Milk Co. Ltd.(2)	1,195	4,313
Conagra Brands, Inc.	8,069	306,299
Freshpet, Inc.(2)	310	21,381
Hershey Co.	1,680	458,741
J.M. Smucker Co.	796	122,910
Kerry Group PLC, A Shares	1,319	138,923
Kotobuki Spirits Co. Ltd.	200	14,769
Mondelez International, Inc., Class A	1,890	145,001
Nomad Foods Ltd.(2)	1,331	25,023
Sovos Brands, Inc.(2)	760	13,034
SunOpta, Inc.(2)	3,590	30,515
Tate & Lyle PLC	1,716	17,596
Toyo Suisan Kaisha Ltd.	400	17,859
Vital Farms, Inc.(2)	740	9,531
		1,325,895
Gas Utilities — 0.1%
Atmos Energy Corp.	700	79,898
Brookfield Infrastructure Corp., Class A	484	20,618
Nippon Gas Co. Ltd.(3)	1,000	14,063
Spire, Inc.	4,167	282,231
		396,810
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd.	3,346	263,758
Heartland Express, Inc.	6,460	93,541
Norfolk Southern Corp.	1,120	227,394
Saia, Inc.(2)	67	19,950
Uber Technologies, Inc.(2)	914	28,380
Union Pacific Corp.	227	44,424
XPO, Inc.(2)	245	10,824
		688,271
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc.	606	28,894
Becton Dickinson & Co.	254	67,135

ConvaTec Group PLC	6,148	16,996
DENTSPLY SIRONA, Inc.	2,700	113,211
DexCom, Inc.(2)	2,590	314,270
Embecta Corp.	3,479	96,542
Envista Holdings Corp.(2)	2,773	106,733
EssilorLuxottica SA	969	191,843
Establishment Labs Holdings, Inc.(2)	281	19,583
Hologic, Inc.(2)	484	41,629
Inari Medical, Inc.(2)	398	26,435
Inmode Ltd.(2)	441	16,432
Inspire Medical Systems, Inc.(2)	100	26,763
Lantheus Holdings, Inc.(2)	438	37,427
Menicon Co. Ltd.	400	8,496
PROCEPT BioRobotics Corp.(2)	574	17,444
ResMed, Inc.	133	32,048
SI-BONE, Inc.(2)	869	19,205
Silk Road Medical, Inc.(2)	527	23,198
Terumo Corp.	4,700	140,745
Zimmer Biomet Holdings, Inc.	3,016	417,535
		1,762,564
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc.(2)	336	24,289
AmerisourceBergen Corp.	1,079	180,031
Amvis Holdings, Inc.	1,000	21,777
Cardinal Health, Inc.	1,504	123,478
Centene Corp.(2)	1,342	92,504
Cigna Group	767	194,273
CVS Health Corp.	1,661	121,768
Ensign Group, Inc.	266	25,826
HealthEquity, Inc.(2)	477	25,496
Henry Schein, Inc.(2)	3,184	257,299
Humana, Inc.	152	80,635
Laboratory Corp. of America Holdings	805	182,502
Option Care Health, Inc.(2)	613	19,708
Quest Diagnostics, Inc.	1,492	207,105
R1 RCM, Inc.(2)	11,584	180,595
Surgery Partners, Inc.(2)	464	18,402
UnitedHealth Group, Inc.	624	307,064
Universal Health Services, Inc., Class B	1,425	214,249
		2,277,001
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	8,536	187,536
Ventas, Inc.	1,329	63,858
Welltower, Inc.	1,359	107,660
		359,054
Health Care Technology†
Evolent Health, Inc., Class A(2)	773	28,145
Schrodinger, Inc.(2)	485	14,317
		42,462
Hotel & Resort REITs†
CapitaLand Ascott Trust	741	602
Invincible Investment Corp.	129	55,697
Japan Hotel REIT Investment Corp.	94	53,109
Ryman Hospitality Properties, Inc.	219	19,635
		129,043

Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	2,636	315,450
Basic-Fit NV(2)(3)	505	21,415
Booking Holdings, Inc.(2)	30	80,589
Chipotle Mexican Grill, Inc.(2)	169	349,428
Churchill Downs, Inc.	127	37,151
Compass Group PLC	5,278	139,239
Food & Life Cos. Ltd.	500	12,043
Greggs PLC	567	20,138
H World Group Ltd., ADR(2)	3,724	174,656
Hilton Worldwide Holdings, Inc.	3,013	433,932
Hyatt Hotels Corp., Class A(2)	330	37,719
Planet Fitness, Inc., Class A(2)	519	43,150
Sands China Ltd.(2)	9,200	32,949
Sodexo SA	842	90,236
Trainline PLC(2)	1,433	4,483
Wingstop, Inc.	177	35,419
		1,827,997
Household Durables — 0.1%
Barratt Developments PLC	30,705	193,178
Bellway PLC	407	12,340
Man Wah Holdings Ltd.	11,600	9,758
SEB SA	121	13,874
Taylor Wimpey PLC	120,773	194,912
TopBuild Corp.(2)	106	23,901
		447,963
Household Products — 0.2%
Colgate-Palmolive Co.	824	65,755
Henkel AG & Co. KGaA, Preference Shares	1,997	161,455
Kimberly-Clark Corp.	1,423	206,178
Procter & Gamble Co.	990	154,816
		588,204
Industrial Conglomerates†
Honeywell International, Inc.	663	132,494
Industrial REITs — 0.4%
GLP J-Reit	38	43,418
Goodman Group	8,692	112,054
Mapletree Logistics Trust	27,600	36,119
Prologis, Inc.	5,719	716,305
Rexford Industrial Realty, Inc.	3,065	170,935
Segro PLC	19,006	200,094
Terreno Realty Corp.	749	46,131
Tritax Big Box REIT PLC	11,892	23,234
		1,348,290
Insurance — 0.5%
Aflac, Inc.	2,126	148,501
AIA Group Ltd.	19,400	211,209
Allstate Corp.	2,930	339,177
ASR Nederland NV	305	13,415
Chubb Ltd.	37	7,458
Hanover Insurance Group, Inc.	956	114,299
Kinsale Capital Group, Inc.	140	45,739
Marsh & McLennan Cos., Inc.	705	127,034
Prudential Financial, Inc.	1,041	90,567
Reinsurance Group of America, Inc.	1,305	185,728

RLI Corp.	254	35,319
Skyward Specialty Insurance Group, Inc.(2)	556	11,887
Steadfast Group Ltd.	3,941	15,537
Storebrand ASA(3)	1,196	9,228
Travelers Cos., Inc.	734	132,957
Willis Towers Watson PLC	902	208,903
		1,696,958
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	5,681	609,798
Autohome, Inc., ADR	3,481	103,212
Baidu, Inc., Class A(2)	8,650	130,199
carsales.com Ltd.	1,109	17,587
Eventbrite, Inc., Class A(2)	2,334	16,968
Match Group, Inc.(2)	2,494	92,029
Meta Platforms, Inc., Class A(2)	933	224,218
QuinStreet, Inc.(2)	1,019	11,321
Tencent Holdings Ltd.	9,300	413,070
		1,618,402
IT Services — 0.2%
Accenture PLC, Class A	561	157,243
Alten SA	149	25,331
Amdocs Ltd.	1,787	163,064
Cloudflare, Inc., Class A(2)	2,734	128,635
EPAM Systems, Inc.(2)	562	158,731
Keywords Studios PLC	255	8,675
NEXTDC Ltd.(2)	7,201	55,257
Perficient, Inc.(2)	160	10,387
		707,323
Leisure Products†
Brunswick Corp.	285	24,165
Games Workshop Group PLC	88	10,984
Sankyo Co. Ltd.	300	13,235
Topgolf Callaway Brands Corp.(2)	931	20,640
		69,024
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	2,937	397,758
Avantor, Inc.(2)	6,813	132,717
Bio-Techne Corp.	2,284	182,446
Danaher Corp.	543	128,642
Gerresheimer AG	170	18,524
ICON PLC(2)	883	170,145
IQVIA Holdings, Inc.(2)	1,682	316,603
Lonza Group AG	397	247,585
MaxCyte, Inc.(2)	1,804	9,020
Mettler-Toledo International, Inc.(2)	167	249,081
Tecan Group AG	29	12,637
Thermo Fisher Scientific, Inc.	274	152,043
		2,017,201
Machinery — 0.4%
Astec Industries, Inc.	443	18,287
ATS Corp.(2)	613	26,278
Cummins, Inc.	895	210,361
Deere & Co.	188	71,068
Georg Fischer AG	188	13,709
Graco, Inc.	1,698	134,634

IHI Corp.	300	7,559
IMI PLC	9,478	190,165
Interpump Group SpA	289	16,129
Interroll Holding AG	4	14,600
KION Group AG	311	12,898
Metso Outotec Oyj(3)	1,216	13,426
Oshkosh Corp.	3,252	248,843
Parker-Hannifin Corp.	578	187,781
Stabilus SE	151	9,868
Trelleborg AB, B Shares(3)	737	18,519
Valmet Oyj(3)	654	22,126
Weir Group PLC	730	16,895
Xylem, Inc.	670	69,573
		1,302,719
Media — 0.2%
Fox Corp., Class B	5,805	177,285
Future PLC	247	3,505
Interpublic Group of Cos., Inc.	3,253	116,230
Omnicom Group, Inc.	811	73,452
Trade Desk, Inc., Class A(2)	3,190	205,244
WPP PLC	17,189	200,328
		776,044
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	1,577	20,381
Allkem Ltd.(2)	972	7,983
AMG Advanced Metallurgical Group NV(3)	557	20,795
APERAM SA	234	8,676
Capstone Copper Corp.(2)	8,345	39,235
ERO Copper Corp.(2)	8,377	164,962
MMC Norilsk Nickel PJSC(5)	949	—
		262,032
Multi-Utilities — 0.1%
NorthWestern Corp.	4,110	240,928
Office REITs†
Boston Properties, Inc.	345	18,409
Cousins Properties, Inc.	844	18,408
Kilroy Realty Corp.	253	7,398
		44,215
Oil, Gas and Consumable Fuels — 0.5%
Antero Resources Corp.(2)	941	21,634
BP PLC	17,646	118,387
ConocoPhillips	3,004	309,081
Devon Energy Corp.	2,240	119,683
Diamondback Energy, Inc.	886	125,989
Enterprise Products Partners LP	8,702	228,950
EQT Corp.	3,506	122,149
Euronav NV	543	9,302
Excelerate Energy, Inc., Class A	2,173	46,719
Golar LNG Ltd.(2)	381	8,649
Hess Corp.	2,700	391,662
Kosmos Energy Ltd.(2)	3,959	25,338
Phillips 66	129	12,771
TORM PLC, Class A	188	5,884
		1,546,198

Paper and Forest Products†
Mondi PLC	2,832	45,023
Passenger Airlines — 0.1%
Southwest Airlines Co.	7,400	224,146
Personal Care Products†
Beauty Health Co.(2)(3)	2,012	23,058
Rohto Pharmaceutical Co. Ltd.	1,300	26,971
		50,029
Pharmaceuticals — 0.9%
Arvinas, Inc.(2)	209	5,478
AstraZeneca PLC	2,011	295,945
AstraZeneca PLC, ADR	3,957	289,732
Bristol-Myers Squibb Co.	2,703	180,479
Catalent, Inc.(2)	2,887	144,696
Edgewise Therapeutics, Inc.(2)(3)	606	5,315
Eli Lilly & Co.	161	63,734
GSK PLC	17,384	313,489
Harmony Biosciences Holdings, Inc.(2)	160	5,158
Hikma Pharmaceuticals PLC	7,022	162,635
Intra-Cellular Therapies, Inc.(2)	408	25,357
Merck & Co., Inc.	1,364	157,501
Novo Nordisk A/S, B Shares	2,871	477,603
Roche Holding AG	512	160,328
Sanofi	901	97,099
Sanofi, ADR	5,153	276,458
Takeda Pharmaceutical Co. Ltd.	2,400	79,582
UCB SA	1,585	147,338
Ventyx Biosciences, Inc.(2)	282	10,603
Zoetis, Inc.	715	125,683
		3,024,213
Professional Services — 0.3%
Adecco Group AG	6,936	238,575
ALS Ltd.	2,858	24,944
BayCurrent Consulting, Inc.	4,000	139,040
Bureau Veritas SA	6,112	176,240
CACI International, Inc., Class A(2)	27	8,460
DKSH Holding AG	162	12,904
Jacobs Solutions, Inc.	1,716	198,129
Korn Ferry	320	15,366
Paycor HCM, Inc.(2)	668	15,698
Paylocity Holding Corp.(2)	115	22,228
TechnoPro Holdings, Inc.(3)	300	8,185
Verisk Analytics, Inc.	675	131,024
Visional, Inc.(2)	100	5,244
		996,037
Real Estate Management and Development†
Capitaland Investment Ltd.	13,000	36,390
DigitalBridge Group, Inc.	948	11,784
FirstService Corp.	88	13,265
FirstService Corp. (Toronto)	175	26,324
Hang Lung Properties Ltd.	9,000	16,451
PSP Swiss Property AG	191	22,492

Tokyu Fudosan Holdings Corp.	4,600	23,344
		150,050
Residential REITs — 0.2%
American Homes 4 Rent, Class A	2,439	81,121
AvalonBay Communities, Inc.	895	161,431
Canadian Apartment Properties REIT	1,836	67,255
Comforia Residential REIT, Inc.	14	35,026
Essex Property Trust, Inc.	746	163,919
Sun Communities, Inc.	466	64,741
UDR, Inc.	3,003	124,114
		697,607
Retail REITs — 0.3%
Agree Realty Corp.	467	31,751
Brixmor Property Group, Inc.	3,616	77,129
Kite Realty Group Trust	3,865	80,083
Link REIT	8,820	57,691
NETSTREIT Corp.	1,076	19,605
Realty Income Corp.	5,119	321,678
Regency Centers Corp.	3,034	186,378
Region RE Ltd.	4,567	7,474
Simon Property Group, Inc.	622	70,485
Vicinity Ltd.	20,814	29,097
		881,371
Semiconductors and Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.(2)	1,241	110,908
AIXTRON SE	340	9,626
Analog Devices, Inc.	889	159,913
Applied Materials, Inc.	1,354	153,043
ASML Holding NV	149	94,557
Credo Technology Group Holding Ltd.(2)	621	5,036
Enphase Energy, Inc.(2)	655	107,551
GLOBALFOUNDRIES, Inc.(2)	580	34,104
Infineon Technologies AG	5,049	183,868
Lattice Semiconductor Corp.(2)	367	29,250
MACOM Technology Solutions Holdings, Inc.(2)	178	10,385
Marvell Technology, Inc.	3,236	127,757
Monolithic Power Systems, Inc.	384	177,397
Nova Ltd.(2)	152	13,900
NVIDIA Corp.	1,226	340,203
Onto Innovation, Inc.(2)	243	19,678
Power Integrations, Inc.	355	25,837
Silicon Laboratories, Inc.(2)	132	18,388
SOITEC(2)	74	10,930
SUMCO Corp.	17,100	235,495
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	212,883
Teradyne, Inc.	2,835	259,062
		2,339,771
Software — 1.0%
Adobe, Inc.(2)	94	35,491
Box, Inc., Class A(2)	753	19,924
Cadence Design Systems, Inc.(2)	3,230	676,524
CyberArk Software Ltd.(2)	45	5,607
Datadog, Inc., Class A(2)	1,478	99,588
Descartes Systems Group, Inc.(2)	216	17,116
DocuSign, Inc.(2)	787	38,909

Five9, Inc.(2)	313	20,295
Guidewire Software, Inc.(2)	186	14,171
HubSpot, Inc.(2)	562	236,574
JFrog Ltd.(2)	415	7,707
Kinaxis, Inc.(2)	162	22,247
Manhattan Associates, Inc.(2)	2,163	358,366
Microsoft Corp.	4,059	1,247,168
m-up Holdings, Inc.(3)	1,100	10,011
nCino, Inc.(2)	539	13,329
Palo Alto Networks, Inc.(2)	1,776	324,049
QT Group Oyj(2)(3)	161	13,884
Salesforce, Inc.(2)	612	121,402
ServiceNow, Inc.(2)	83	38,132
SPS Commerce, Inc.(2)	194	28,576
TeamViewer SE(2)	1,237	22,830
Tenable Holdings, Inc.(2)	902	33,365
Workday, Inc., Class A(2)	282	52,492
		3,457,757
Specialized REITs — 0.4%
American Tower Corp.	82	16,760
Big Yellow Group PLC	3,077	47,364
Digital Realty Trust, Inc.	871	86,359
Equinix, Inc.	398	288,184
Extra Space Storage, Inc.	660	100,346
Gaming & Leisure Properties, Inc.	427	22,204
Iron Mountain, Inc.	1,632	90,152
Keppel DC REIT	27,800	44,949
Public Storage	941	277,435
SBA Communications Corp.	274	71,484
VICI Properties, Inc.	3,310	112,341
Weyerhaeuser Co.	1,281	38,315
		1,195,893
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	1,168	146,619
Aritzia, Inc.(2)	284	9,026
ASOS PLC(2)	9,168	85,324
Burlington Stores, Inc.(2)	410	79,052
Chewy, Inc., Class A(2)(3)	1,848	57,307
Fast Retailing Co. Ltd.	300	71,041
Five Below, Inc.(2)	384	75,786
Home Depot, Inc.	800	240,432
Kingfisher PLC	16,464	53,362
Murphy USA, Inc.	106	29,174
Nextage Co. Ltd.(3)	500	9,070
Pets at Home Group PLC	2,019	9,795
TJX Cos., Inc.	1,889	148,891
Tractor Supply Co.	242	57,693
WH Smith PLC	816	16,186
		1,088,758
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	4,279	726,061
HP, Inc.	4,465	132,655
Pure Storage, Inc., Class A(2)	417	9,520
Samsung Electronics Co. Ltd.	3,318	163,259
		1,031,495

Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.		1,000	27,951
Crocs, Inc.(2)		269	33,267
Deckers Outdoor Corp.(2)		175	83,885
HUGO BOSS AG		256	19,300
Li Ning Co. Ltd.		24,000	171,639
lululemon athletica, Inc.(2)		591	224,539
LVMH Moet Hennessy Louis Vuitton SE		317	304,916
NIKE, Inc., Class B		382	48,407
On Holding AG, Class A(2)		2,005	65,062
Puma SE		2,218	129,971
Tod's SpA(2)		373	15,766
			1,124,703
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares		749	15,012
Beacon Roofing Supply, Inc.(2)		1,870	112,537
Beijer Ref AB(3)		1,058	17,306
Diploma PLC		485	16,435
Finning International, Inc.		568	14,719
H&E Equipment Services, Inc.		573	20,915
MonotaRO Co. Ltd.		8,000	121,031
MRC Global, Inc.(2)		860	8,376
MSC Industrial Direct Co., Inc., Class A		2,627	238,348
NOW, Inc.(2)		1,654	17,648
Rexel SA		9,355	216,696
Yamazen Corp.		1,900	14,741
			813,764
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.		600	29,402
Water Utilities†
SJW Group		421	31,962
Wireless Telecommunication Services — 0.1%
TIM SA		78,900	220,669
TOTAL COMMON STOCKS (Cost $50,620,047)			63,485,499
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.6%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	505,000	289,787
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	185,173
			474,960
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	140,000	144,582
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	101,000	124,049
			268,631
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	47,000	58,169
Canada — 1.4%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,845,688
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,150,000	777,902
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	494,796
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	337,857
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	287,459
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	27,554
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	69,524
			4,840,780

China — 0.5%
China Government Bond, 3.39%, 3/16/50	CNY	10,340,000	1,542,688
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	69,800
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	47,633
			117,433
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	173,000	195,971
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	1,750,000	1,323,996
			1,519,967
France — 0.6%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,275,981
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	850,000	742,352
			2,018,333
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	60,000	33,570
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	216,849
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	279,281
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,033,396
			1,312,677
Japan†
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	11,400,000	88,506
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	178,751
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	396,495
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	401,000	413,741
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	63,000	70,294
			484,035
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	360,000	33,753
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	1,510,000	134,702
			168,455
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	154,713
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(6)	EUR	5,000	5,543
Spain Government Bond, 1.60%, 4/30/25(6)	EUR	164,000	176,233
Spain Government Bond, 5.15%, 10/31/28(6)	EUR	16,000	19,493
Spain Government Bond, 5.15%, 10/31/44(6)	EUR	30,000	39,515
			240,784
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	285,689
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	116,415
			402,104
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	101,280
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	286,999
			388,279

United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	600,000	685,100
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,820,517)			15,591,279
CORPORATE BONDS — 4.2%
Automobiles†
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	53,015
Banks — 1.2%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		$102,000	99,808
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	214,619
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	118,763
Bank of America Corp., VRN, 2.88%, 10/22/30		$182,000	158,623
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	100,000	109,430
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	102,445
Citigroup, Inc., VRN, 3.07%, 2/24/28		$31,000	28,999
Citigroup, Inc., VRN, 3.52%, 10/27/28		68,000	63,885
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	236,130
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	126,611
European Financial Stability Facility, 2.125%, 2/19/24	EUR	351,000	383,256
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	408,224
European Financial Stability Facility, 2.35%, 7/29/44	EUR	62,000	59,390
European Union, 0.00%, 7/4/31(7)	EUR	400,000	347,644
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	110,363
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	319,513
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		$3,000	2,720
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		27,000	25,138
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	103,569
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24(8)		$1,000,000	999,788
			4,018,918
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	178,578
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		385,000	350,964
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	139,669
Capital Markets†
Criteria Caixa SA, 1.50%, 5/10/23	EUR	100,000	110,151
Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)		$34,000	33,247
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	77,648
Waste Management, Inc., 2.50%, 11/15/50		160,000	104,736
			182,384
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)		25,000	24,844
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		60,000	48,977
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	103,153
AT&T, Inc., 4.90%, 8/15/37		$85,000	82,456
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	50,000	61,880
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	43,382
Sprint Capital Corp., 6.875%, 11/15/28		$70,000	75,529
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		80,000	76,204
			442,604

Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	141,727
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	68,341
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	7,848
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)		41,000	41,073
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	37,199
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		57,000	56,478
Northern States Power Co., 3.20%, 4/1/52		120,000	89,639
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		375,000	325,343
			767,648
Financial Services — 1.3%
Fiore Capital LLC, VRDN, 5.00%, 5/5/23 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 5.02%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(9)		3,000,000	3,000,000
			4,500,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	14,992
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		100,000	89,553
			104,545
Health Care Providers and Services — 0.2%
CVS Health Corp., 4.78%, 3/25/38		310,000	296,238
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	322,628
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	92,650
			711,516
Hotels, Restaurants and Leisure†
MGM Resorts International, 4.625%, 9/1/26		8,000	7,661
Household Durables†
Meritage Homes Corp., 5.125%, 6/6/27		40,000	39,261
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	207,362
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$61,000	59,801
Media — 0.1%
Paramount Global, 4.375%, 3/15/43		65,000	46,475
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	109,807
			156,282
Metals and Mining†
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		$158,000	122,265
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(6)		77,000	65,753
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	64,464
Oil, Gas and Consumable Fuels — 0.3%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	76,855
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	101,519
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	24,662
Enterprise Products Operating LLC, 4.85%, 3/15/44		145,000	135,554
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(6)		356,194	292,941
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		90,000	95,817
MEG Energy Corp., 5.875%, 2/1/29(6)		160,000	153,789
Petroleos Mexicanos, 6.70%, 2/16/32		30,000	23,116
Southwestern Energy Co., 5.70%, 1/23/25		5,000	4,996
			909,249
Passenger Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		226,692	222,871

Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	164,000	106,521
Software†
Oracle Corp., 3.60%, 4/1/40	150,000	116,602
Transportation Infrastructure — 0.1%
DP World Crescent Ltd., 4.85%, 9/26/28	175,000	175,459
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)	97,000	84,983
T-Mobile USA, Inc., 3.375%, 4/15/29	135,000	123,855
		208,838
TOTAL CORPORATE BONDS (Cost $15,406,013)		14,129,449
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.01%, (3-month LIBOR plus 1.75%), 4/15/30(6)	250,000	237,285
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 7.87%, (3-month LIBOR plus 2.60%), 4/22/32(6)	750,000	727,891
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/31(6)	333,759	331,817
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.11%, (3-month LIBOR plus 1.85%), 11/16/30(6)	400,000	385,984
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.01%, (3-month LIBOR plus 1.75%), 4/17/30(6)	750,000	710,001
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/30(6)	250,000	241,028
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.15%, (3-month LIBOR plus 1.90%), 1/20/30(6)	250,000	239,609
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.37%, (3-month LIBOR plus 1.12%), 7/20/31(6)	250,000	248,202
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.36%, (3-month LIBOR plus 2.10%), 7/18/30(6)	250,000	240,379
KKR CLO Ltd., Series 2022A, Class B, VRN, 6.85%, (3-month LIBOR plus 1.60%), 7/20/31(6)	450,000	437,691
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/31(6)	400,000	394,721
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.36%, (3-month LIBOR plus 2.10%), 1/25/32(6)	350,000	341,596
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.93%, (3-month LIBOR plus 2.68%), 1/20/35(6)	325,000	310,899
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.41%, (1-month LIBOR plus 1.45%), 10/16/36(6)	518,000	500,860
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 6.99%, (3-month SOFR plus 2.00%), 4/15/30(6)	225,000	219,157
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 6.62%, (1-month LIBOR plus 1.60%), 7/25/36(6)	300,000	285,798
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.60%, (3-month LIBOR plus 2.35%), 1/20/32(6)	275,000	265,316
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 7.75%, (3-month LIBOR plus 2.50%), 7/20/32(6)	550,000	521,491
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.96%, (3-month LIBOR plus 1.70%), 4/18/33(6)	500,000	486,951
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,360,239)		7,126,676
MUNICIPAL SECURITIES — 0.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	127,158
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 3.82%, 5/1/23	750,000	750,000
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	128,574
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	11,275
New York City GO, 6.27%, 12/1/37	40,000	45,815
North Dakota Housing Finance Agency Rev., VRDN, 4.86%, 5/5/23 (SBBPA: Royal Bank of Canada)	750,000	750,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	111,757
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	51,313
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	91,876
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	162,883
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	201,976
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	84,084
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	106,138
State of California GO, 4.60%, 4/1/38	40,000	39,825
State of California GO, 7.55%, 4/1/39	30,000	39,454
State of California GO, 7.30%, 10/1/39	30,000	37,674
State of California GO, 7.60%, 11/1/40	65,000	86,337

State of Washington GO, 5.14%, 8/1/40	5,000	5,260
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	30,000	32,691
TOTAL MUNICIPAL SECURITIES (Cost $2,783,446)		2,864,090
ASSET-BACKED SECURITIES — 0.5%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	266,092	233,869
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	45,504	44,144
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	364,892
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	451,233	393,879
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	728,675	642,150
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	107,997	104,503
TOTAL ASSET-BACKED SECURITIES (Cost $2,009,782)		1,783,437
PREFERRED STOCKS — 0.5%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	276,956
Diversified Telecommunication Services†
Telefonica Europe BV, 5.875%	100,000	110,788
Electric Utilities — 0.1%
Electricite de France SA, 3.375%	200,000	164,493
Insurance — 0.2%
Allianz SE, 2.625%	200,000	155,838
Allianz SE, 3.20%(6)	200,000	145,848
Allianz SE, 3.375%	200,000	214,735
Credit Agricole Assurances SA, 4.25%	100,000	107,373
Intesa Sanpaolo Vita SpA, 4.75%	200,000	212,341
		836,135
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	276,646
TOTAL PREFERRED STOCKS (Cost $2,248,284)		1,665,018
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	700,000	386,804
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.78%, 10/25/29(6)	44,138	42,132
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 6.52%, (30-day average SOFR plus 1.70%), 12/27/33(6)	515,983	514,979
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	11,798	10,749
		954,664
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 7.62%, (1-month LIBOR plus 2.60%), 5/25/24	113,713	114,602
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,384,642)		1,069,266
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.91%, (12-month LIBOR plus 1.87%), 7/1/36	3,230	3,273
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	11,101	11,344
FHLMC, VRN, 4.26%, (1-year H15T1Y plus 2.26%), 4/1/37	31,198	31,888
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	11,012	10,911
FNMA, VRN, 5.21%, (6-month LIBOR plus 1.57%), 6/1/35	12,287	12,375
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	11,497	11,557
FNMA, VRN, 5.86%, (6-month LIBOR plus 1.54%), 9/1/35	2,116	2,134
FNMA, VRN, 4.28%, (1-year H15T1Y plus 2.15%), 3/1/38	28,172	28,800
		112,282
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	50,957	53,240
GNMA, 7.00%, 1/15/24	27	27

GNMA, 8.00%, 7/15/24	816	817
GNMA, 8.00%, 9/15/24	299	298
GNMA, 9.00%, 4/20/25	114	114
GNMA, 7.50%, 10/15/25	1,286	1,285
GNMA, 7.50%, 2/15/26	2,971	3,000
GNMA, 8.25%, 7/15/26	7,037	7,038
GNMA, 7.00%, 12/15/27	7,570	7,629
GNMA, 6.50%, 2/15/28	1,145	1,176
GNMA, 6.50%, 3/15/28	4,909	5,039
GNMA, 6.50%, 4/15/28	251	258
GNMA, 6.00%, 10/15/28	4,242	4,331
GNMA, 7.00%, 5/15/31	2,308	2,424
GNMA, 5.50%, 11/15/32	13,146	13,551
GNMA, 6.50%, 10/15/38	204,356	217,716
GNMA, 4.50%, 6/15/41	72,507	73,503
GNMA, 3.50%, 6/20/42	103,170	98,783
		490,229
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $608,827)		602,511
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	160	66,826
iShares Russell Mid-Cap Value ETF(3)	3,452	366,706
TOTAL EXCHANGE-TRADED FUNDS (Cost $421,018)		433,532
SHORT-TERM INVESTMENTS — 13.3%
Certificates of Deposit — 1.5%
Bank of Montreal, VRN, 5.44%, (SOFR plus 0.63%), 9/12/23	2,000,000	2,002,310
Credit Agricole Corporate & Investment Bank SA, 5.18%, 8/22/23(6)	1,000,000	999,309
Nordea Bank Abp, VRN, 5.41%, (SOFR plus 0.60%), 10/11/23	1,000,000	1,001,301
Wells Fargo Bank N.A., VRN, 5.36%, (SOFR plus 0.55%), 1/5/24	1,250,000	1,250,820
		5,253,740
Commercial Paper(10) — 2.7%
Alinghi Funding Co. LLC, 5.43%, 7/13/23 (LOC: UBS AG)(6)	500,000	494,534
Chesham Finance Ltd. / Chesham Finance LLC, 4.96%, 5/1/23(6)	3,950,000	3,948,414
Svenska Handelsbanken AB, VRN, 5.33%, (SOFR plus 0.53%), 5/19/23(6)	500,000	500,126
Svenska Handelsbanken AB, VRN, 5.59%, (SOFR plus 0.79%), 11/1/23(6)	1,000,000	1,002,037
UBS AG, VRN, 5.41%, (SOFR plus 0.58%), 9/22/23(6)	1,350,000	1,350,000
Versailles Commercial Paper LLC, 5.64%, 6/7/23 (LOC: Natixis)(6)	2,000,000	1,988,818
		9,283,929
Money Market Funds — 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,605,327	17,605,327
State Street Navigator Securities Lending Government Money Market Portfolio(11)	1,056,192	1,056,192
		18,661,519
Treasury Bills(10) — 3.6%
U.S. Treasury Bills, 4.72%, 6/1/23	1,500,000	1,494,481
U.S. Treasury Bills, 4.70%, 6/15/23	1,000,000	994,103
U.S. Treasury Bills, 5.00%, 6/27/23	1,000,000	992,297
U.S. Treasury Bills, 4.78%, 6/29/23	500,000	495,978
U.S. Treasury Bills, 4.94%, 7/6/23	2,500,000	2,477,450
U.S. Treasury Bills, 5.21%, 7/20/23	3,400,000	3,363,016
U.S. Treasury Bills, 4.97%, 7/25/23	1,000,000	988,462

U.S. Treasury Bills, 4.91%, 8/8/23	1,250,000	1,232,877
		12,038,664
TOTAL SHORT-TERM INVESTMENTS (Cost $45,234,471)		45,237,852
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $326,844,913)		341,086,768
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,460,344)
TOTAL NET ASSETS — 100.0%		$338,626,424

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	8,716	USD	6,482	Bank of America N.A.	6/30/23	$(41)
CAD	3,530	USD	2,611	Goldman Sachs & Co.	6/30/23	(3)
CAD	3,348	USD	2,460	Goldman Sachs & Co.	6/30/23	14
USD	3,756,315	CAD	5,140,968	UBS AG	6/15/23	(41,497)
USD	2,328	CAD	3,127	Bank of America N.A.	6/30/23	18
USD	70,683	CAD	96,532	Goldman Sachs & Co.	6/30/23	(650)
USD	72,080	CAD	98,900	Goldman Sachs & Co.	6/30/23	(1,003)
USD	17,388	CAD	23,854	Goldman Sachs & Co.	6/30/23	(239)
USD	6,293	CAD	8,497	Goldman Sachs & Co.	6/30/23	14
USD	3,379	CAD	4,561	Goldman Sachs & Co.	6/30/23	9
USD	1,932	CAD	2,607	Goldman Sachs & Co.	6/30/23	5
USD	1,816	CAD	2,439	Goldman Sachs & Co.	6/30/23	13
USD	2,798	CAD	3,776	Goldman Sachs & Co.	6/30/23	8
USD	3,007	CAD	4,037	Goldman Sachs & Co.	6/30/23	24
USD	3,140	CAD	4,184	Goldman Sachs & Co.	6/30/23	48
USD	2,432	CAD	3,247	Goldman Sachs & Co.	6/30/23	33
USD	3,059	CAD	4,113	Goldman Sachs & Co.	6/30/23	20
USD	2,402	CAD	3,261	Goldman Sachs & Co.	6/30/23	(7)
USD	214,579	CHF	198,697	Morgan Stanley	6/15/23	(8,812)
CNY	8,682,504	USD	1,265,395	Morgan Stanley	6/15/23	(7,176)
EUR	2,356	USD	2,556	JPMorgan Chase Bank N.A.	6/30/23	48
EUR	2,216	USD	2,433	JPMorgan Chase Bank N.A.	6/30/23	17
EUR	3,027	USD	3,332	JPMorgan Chase Bank N.A.	6/30/23	15
EUR	1,950	USD	2,147	JPMorgan Chase Bank N.A.	6/30/23	10
EUR	41,817	USD	45,377	JPMorgan Chase Bank N.A.	6/30/23	854
EUR	23,298	USD	25,824	JPMorgan Chase Bank N.A.	6/30/23	(67)
USD	3,024,906	EUR	2,837,516	Goldman Sachs & Co.	6/15/23	(109,444)
USD	84,459	EUR	78,181	JPMorgan Chase Bank N.A.	6/30/23	(1,973)
USD	3,456	EUR	3,166	JPMorgan Chase Bank N.A.	6/30/23	(45)
USD	1,074,456	EUR	994,590	JPMorgan Chase Bank N.A.	6/30/23	(25,105)
USD	33,238	EUR	30,386	JPMorgan Chase Bank N.A.	6/30/23	(356)
GBP	133,852	USD	160,699	Bank of America N.A.	6/15/23	7,673
GBP	50,000	USD	61,167	Bank of America N.A.	6/15/23	1,728
GBP	3,493	USD	4,359	Bank of America N.A.	6/30/23	36
GBP	1,935	USD	2,400	Bank of America N.A.	6/30/23	35
USD	86,876	GBP	70,706	Bank of America N.A.	6/30/23	(2,091)
USD	2,453	GBP	1,982	Bank of America N.A.	6/30/23	(41)
USD	2,547	GBP	2,030	Bank of America N.A.	6/30/23	(7)
USD	2,105	GBP	1,699	Bank of America N.A.	6/30/23	(33)
USD	2,772	GBP	2,218	Bank of America N.A.	6/30/23	(20)
JPY	589,934,644	USD	4,374,747	Bank of America N.A.	6/15/23	(15,938)
USD	306,949	THB	10,560,588	Bank of America N.A.	6/15/23	(3,618)
						$(207,544)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	26	June 2023	$3,379,771	$84,761
Euro-Bund 10-Year Bonds	13	June 2023	1,941,857	58,714
Korean Treasury 10-Year Bonds	7	June 2023	594,822	2,657
U.K. Gilt 10-Year Bonds	23	June 2023	2,932,728	26,443
U.S. Treasury 2-Year Notes	19	June 2023	3,917,117	46,175
U.S. Treasury 5-Year Notes	50	June 2023	5,487,110	137,403
U.S. Treasury 10-Year Notes	107	June 2023	12,326,734	(3,589)
U.S. Treasury 10-Year Ultra Notes	30	June 2023	3,643,594	131,426
			$34,223,733	$483,990
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$2,845,920	$(97,764)	$(26,840)	$(124,604)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$2,198,140	18,433	(100,671)	(82,238)
					$(79,331)	$(127,511)	$(206,842)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	–	Japanese Yen
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,677,446. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,406,481.
(5)Security may be subject to resale, redemption or transferability restrictions.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $24,710,966, which represented 7.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.9% of total net assets.
(10)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(11)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,724,372, which includes securities collateral of $668,180.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$122,580,604	—	—
U.S. Treasury Securities	—	$64,517,555	—
Common Stocks	45,995,450	17,490,049	—
Sovereign Governments and Agencies	—	15,591,279	—
Corporate Bonds	—	14,129,449	—
Collateralized Loan Obligations	—	7,126,676	—
Municipal Securities	—	2,864,090	—
Asset-Backed Securities	—	1,783,437	—
Preferred Stocks	—	1,665,018	—
Collateralized Mortgage Obligations	—	1,069,266	—
U.S. Government Agency Mortgage-Backed Securities	—	602,511	—
Exchange-Traded Funds	433,532	—	—
Short-Term Investments	18,661,519	26,576,333	—
	$187,671,105	$153,415,663	—
Other Financial Instruments
Futures Contracts	$315,004	$172,575	—
Forward Foreign Currency Exchange Contracts	—	10,622	—
	$315,004	$183,197	—
Liabilities
Other Financial Instruments
Futures Contracts	$3,589	—	—
Swap Agreements	—	$206,842	—
Forward Foreign Currency Exchange Contracts	—	218,166	—
	$3,589	$425,008	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,486	—	—	$(402)	$18,084	389	—	$485
American Century Emerging Markets Bond ETF	6,059	—	—	(150)	5,909	156	—	251
American Century Focused Dynamic Growth ETF(3)	4,528	$24	$1,301	230	3,481	60	$(404)	—
American Century Focused Large Cap Value ETF	7,057	251	1,214	(149)	5,945	99	262	262
American Century Multisector Income ETF	15,782	—	—	(370)	15,412	352	—	528
American Century Quality Diversified International ETF	9,444	749	495	941	10,639	239	(95)	146
American Century Short Duration Strategic Income ETF	—	1,604	—	26	1,630	32	—	31
American Century STOXX U.S. Quality Growth ETF	12,932	362	1,677	(382)	11,235	176	615	44
American Century STOXX U.S. Quality Value ETF	22,840	576	1,829	(196)	21,391	447	(99)	436
Avantis International Equity ETF	10,729	142	645	1,088	11,314	193	(89)	107
Avantis International Small Cap Value ETF	1,848	23	176	104	1,799	30	11	23
Avantis U.S. Equity ETF	16,831	438	2,925	(976)	13,368	188	999	171
Avantis U.S. Small Cap Value ETF	5,111	165	1,200	(1,702)	2,374	33	1,620	41
	$131,647	$4,334	$11,462	$(1,938)	$122,581	2,394	$2,820	$2,525
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.